Average Annual Total Returns (Small Cap Opportunities Trust)	12 Months Ended
May 01, 2011
Russell 2000 Index
Average Annual Return:
One Year	26.85%
Five Year	4.47%
Since Inception	10.24%
Date of Inception	May 05, 2003
Russell 2000 Value Index
Average Annual Return:
One Year	24.50%
Five Year	3.52%
Since Inception	10.43%
Date of Inception	May 05, 2003
Series I, Small Cap Opportunities Trust
Average Annual Return:
One Year	29.67%
Five Year	0.49%
Since Inception	9.07%
Date of Inception	May 05, 2003
Series II, Small Cap Opportunities Trust
Average Annual Return:
One Year	29.34%
Five Year	0.27%
Since Inception	8.85%
Date of Inception	May 05, 2003
Series NAV, Small Cap Opportunities Trust
Average Annual Return:
One Year	29.71%
Five Year	0.53%
Since Inception	9.11%
Date of Inception	Feb. 28, 2005